FAIR VALUE MEASUREMENTS (Tables) - Enpro Inc. Retirement Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments Measured at Fair Value
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$162,888,399	$—	$—	$162,888,399
Employer securities	10,294,738	—	—	10,294,738
Interest-bearing cash	595	—	—	595
Self-directed investments	16,723,284	—	—	16,723,284
Total investments in the fair value hierarchy	$189,907,016	$—	$—	$189,907,016
Investments measured at NAV, as a practical expedient				224,035,994
Investments, at fair value				$413,943,010
The following table sets forth by level, within the fair value hierarchy, the Plan's investments at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$144,336,182	$—	$—	$144,336,182
Employer securities	7,965,580	—	—	7,965,580
Interest-bearing cash	555	—	—	555
Self-directed investments	14,930,354	—	—	14,930,354
Total investments in the fair value hierarchy	$167,232,671	$—	$—	$167,232,671
Investments measured at NAV, as a practical expedient				199,503,439
Investments, at fair value				$366,736,110

Fair Value Measured at Net Asset Value Per Share [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments Measured at Fair Value
The following table summarizes investments measured at fair value based on NAV per share, as a practical expedient, as of December 31, 2025 and 2024, respectively.

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Collective Trust Funds -Target Date	$173,377,184	None	Daily	1 to 5 days
Collective Trust Funds - Income	$20,460,497	None	Daily	1 to 5 days
Collective Trust Funds – Stable Value	$17,590,673	None	Daily	0 to 10 days
Collective Trust Funds – Small-Mid Cap	$12,607,640	None	Daily	0 to 10 days

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Collective Trust Funds -Target Date	$153,849,810	None	Daily	1 to 5 days
Collective Trust Funds - Income	$12,805,582	None	Daily	1 to 5 days
Collective Trust Funds – Stable Value	$17,635,578	None	Daily	0 to 10 days
Collective Trust Funds – Small-Mid Cap	$15,212,469	None	Daily	0 to 10 days